Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Product and service revenue	$ 447,786	$ 6,906	$ 913,742	$ 13,060	$ 176,068	$ 0
License revenue	21,428	21,429	42,857	42,858	85,714	58,929
Total revenue	469,214	28,335	956,599	55,918	261,782	58,929
Operating expenses
Cost of sales	244,100	0	281,425	225	88,109	0
Research and development	1,308,460	789,967	2,164,334	1,723,720	3,219,361	3,933,619
Research and development - related party	47,998	53,998	95,996	107,996	203,992	125,587
Sales, general and administrative	1,774,167	749,837	3,425,971	1,863,416	4,382,640	2,346,557
Amortization of finite-lived intangible assets	108,489	17,697	165,936	35,394
Total operating expenses	3,483,214	1,611,499	6,133,662	3,730,751
Loss from operations	(3,014,000)	(1,583,164)	(5,177,063)	(3,674,833)	(7,632,320)	(6,346,834)
Other (expense) income
Interest (expense) income	(240,214)	(37,547)	(353,467)	(74,849)	(114,994)	(45,553)
Derivative (expense)	(78,166)	0	(78,038)	0
Total other (expense) income	(318,380)	(37,547)	(431,505)	(74,849)
Net loss, before income tax	(3,332,380)	(1,620,711)	(5,608,568)	(3,749,682)	(7,747,314)	(6,392,387)
Deferred income tax benefit	0	0	0	23,910	23,910	813,697
Net loss	$ (3,332,380)	$ (1,620,711)	$ (5,608,568)	$ (3,725,772)	$ (7,723,404)	$ (5,578,690)
Weighted average number of Aytu common shares outstanding	14,259,693	7,901,426	14,259,687	7,901,426	9,207,917	6,949,476
Basic and diluted Aytu net loss per common share	$ (0.23)	$ (0.21)	$ (0.39)	$ (0.47)	$ (0.84)	$ (0.80)